SUPPLEMENT DATED MAY 19, 2015

 FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2015

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS
DATED MAY 1, 2015

1.
In “The Funds Summary Section” for the First Investors Growth & Income Fund and the First Investors Life Series Growth & Income Fund, under the heading “Portfolio Manager”, the following is added after the description of Mr. Miska:

Evan Snyder has served as Assistant Portfolio Manager of the Fund since May 2015.

2.	In the “Fund Management In Greater Detail” section, the following is added immediately before the heading “The Subadvisers.”:

Evan Snyder has worked with Mr. Miska as the Assistant Portfolio Manager of the Growth & Income Fund since joining FIMCO in 2015 and also serves as the Assistant Portfolio Manager to another First Investors Fund. Prior to joining FIMCO, Mr. Snyder was an equity analyst with Invesco (2007-2014) and served in earlier roles at IBM Corporation and Credit Suisse First Boston.

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Please retain this Supplement for future reference.

IEFLSFP0515

SUPPLEMENT DATED MAY 19, 2015

FIRST INVESTORS LIFE SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2015

1.	The following is added to the “Portfolio Managers” section under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2014”:

Name of Portfolio Manager and Fund(s) Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts for which Advisory Fee is Based on Account Performance	Total Assets in the Accounts for which Advisory Fee is Based on Account Performance (in millions)
FIMCO’s Portfolio Managers:
Evan Snyder[1]: Life Series Growth & Income Fund	Other Registered Investment Companies	1	$1,927.9	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
1 The table above reflects the information for Evan Snyder as of May 1, 2015.

2.	The following information is added to the “Portfolio Managers” section under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2014” under “FIMCO’s Portfolio Managers”:

FIMCO’s Portfolio Managers:
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
Evan Snyder[1]	Life Series Growth & Income Fund	None
1 The information for Evan Snyder is as of May 1, 2015.

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Please retain this Supplement for future reference.

LSSAI0515